Tidal Trust II
234 West Florida Street, Suite 700
Milwaukee, Wisconsin 53204

September 8, 2026

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

Re:	Tidal Trust II (the “Trust”) File Nos. 333-264478, 811-23793

To the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and the regulations thereunder, the Trust on behalf of its series, the Defiance Daily Target 2X Long CBRS ETF and Defiance Daily Target 2X Short CBRS ETF, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment effective September 4, 2026, and filed electronically as Post-Effective Amendment No. 755 to the Trust’s Registration Statement on Form N-1A on September 4, 2026.

If you have any questions or require further information, please contact Christine Chee at (262) 382-3359 or cchee@tidalfg.com.

Sincerely,

/s/ Christine Chee
Christine Chee
Counsel I
Tidal Investments LLC, on behalf of Tidal Trust II